Financial Result - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Result
Fair value changes of the warrant revaluation in finance income	€ 101,933
Additional shares in days	30 days
Fair value changes	€ 4,640	€ 0
Other interest income	1,872	1,479
Fair value changes of the warrant revaluation in finance expense		258,377
Loss from foreign exchange	€ 6,788	€ 0